RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Projected Benefit Payments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Defined Benefit Plans
Defined Benefit Plan Disclosure
2018	$ 6
2019	6
2020	7
2021	7
2022	7
2023 through 2027	47
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure
2018	1
2019	1
2020	2
2021	2
2022	2
2023 through 2027	$ 16